REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration [abstract]
Auditor's remuneration	$ 1.5	$ 1.4	$ 1.0
Audit-related services	1.4	1.4	0.8
Other audit related services	0.1	0.0	0.1
Tax services	0.0	0.0	0.1
Auditor's remuneration for all other services	$ 0.0	$ 0.0	$ 0.0